Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Right-of-use assets
a.	Right-of-use assets

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Land	$25,141.9	$29,778.6
Buildings	2,544.8	2,918.1
Machinery and equipment	—	3.4
Office equipment	41.8	34.3

	$27,728.5	$32,734.4

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Additions to right-of-use assets	$1,033.0	$13,481.2	$7,769.8

Depreciation of right-of-use assets
Land	$957.1	$1,312.9	$1,825.7
Buildings	458.8	569.5	707.9
Machinery and equipment	1,184.4	775.8	0.5
Office equipment	22.4	23.4	22.1

	$2,622.7	$2,681.6	$2,556.2

Income from subleasing right-of-use assets (classified under other operating income and expenses, net)	$55.0	$79.6	$82.0

Lease liabilities

b. Lease liabilities

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Current portion (classified under accrued expenses and other current liabilities)	$1,828.0	$2,176.5
Noncurrent portion	20,560.6	20,764.2

	$22,388.6	$22,940.7

Ranges of discount rates for lease liabilities

Ranges of discount rates for lease liabilities are as follows:

	December 31, 2020	December 31, 2021

Land	0.48%-2.14%	0.39%-2.14%
Buildings	0.54%-3.88%	0.39%-3.88%
Machinery and equipment	—	0.71%
Office equipment	0.28%-3.88%	0.28%-3.88%

Maturity analysis of lease payments receivable	The maturity analysis of lease payments receivable under operating subleases is as follows:

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Year 1	$144.1	$60.8

Other lease information
e.	Other lease information

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Expenses relating to short-term leases	$5,007.1	$3,153.5	$5,250.3

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$195.1	$257.0	$168.7

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Total cash outflow for leases	$7,724.4	$6,354.6	$7,510.8